Cover Page	May 01, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	PFIZER INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001-2192
City Area Code	212
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000078003
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Notes Due 2027, 1.000% [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE